Financial Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ 13,560	$ 20,012	$ 23,388
Realized gain (loss) loss on sale of marketable securities, net	(1,803)	(176)	2,993
Financial income, net	65,066	47,029	44,402
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest income	88,475	74,900	69,425
Realized gain (loss) loss on sale of marketable securities, net			2,993
Total financial income	88,475	74,900	72,418
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	13,560	20,012	23,388
Realized gain (loss) loss on sale of marketable securities, net	(1,803)	(176)
Foreign currency re-measurement loss	5,719	5,555	2,658
Others	2,327	2,128	1,970
Total financial expense	$ 23,409	$ 27,871	$ 28,016